Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally Ireland, the United States, and the Netherlands.
The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Deferred tax expense (benefit)
Ireland	$154,134	$140,621	$144,532
United States	11,327	6,510	56,650
The Netherlands	7,316	4,136	(7,470)
Other	7,658	8,881	(14,188)
	180,435	160,148	179,524
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets
Ireland	2,358	368	1,366
United States	(18,425)	(2,838)	(29,147)
The Netherlands	87	(2,302)	(8,518)
Other	(1,957)	(7,788)	13,796
	(17,937)	(12,560)	(22,503)
Current tax (benefit) expense
Ireland	—	(27)	5,606
United States	789	(3,691)	(1,659)
The Netherlands	261	(307)	717
Other	4,166	516	3,033
	5,216	(3,509)	7,697
Provision for income taxes	$167,714	$144,079	$164,718

The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019		2018		2017
Income tax expense at statutory income tax rate of 12.5%	$167,580		$143,866		$154,484

Permanent differences	(949)	(a)	1,016	(b)	23,737	(c)
Foreign rate differential	1,083		(803)		(13,503)
	134		213		10,234
Provision for income taxes	$167,714		$144,079		$164,718

(a)
The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(b)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(c)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

15. Income taxes (Continued)
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31, 2019
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,324,100	12.5%	0.0%	$—
United States	(30,041)	21.0%	8.5%	(2,553)
The Netherlands	30,656	25.0%	12.5%	3,832
Other	8,331	10.1%	(2.4)%	(196)
Taxable income	$1,333,046			$1,083
Permanent differences (c)	7,596
Income from continuing operations before income tax	$1,340,642

	Year Ended December 31, 2018
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,163,574	12.5%	0.0%	$—
United States	(85)	22.0%	9.5%	(8)
The Netherlands	6,108	25.0%	12.5%	764
Other	(10,977)	26.7%	14.2%	(1,559)
Taxable income	$1,158,620			$(803)
Permanent differences (d)	(7,687)
Income from continuing operations before income tax	$1,150,933
15. Income taxes (Continued)

	Year Ended December 31, 2017
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,029	12.5%	0.0%	$—
United States	72,390	35.7%	23.2%	16,744
The Netherlands	(61,086)	25.0%	12.5%	(7,636)
Isle of Man	185,882	0.0%	(12.5)%	(23,235)
Other	9,138	19.3%	6.8%	624
Taxable income	$1,418,353			$(13,503)
Permanent differences (e)	(182,481)
Income from continuing operations before income tax	$1,235,872

(a)	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States and the Netherlands) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.

(c)
The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(d)	The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

(e)
The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2019 and 2018:

	As of December 31, 2019
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,924,492)	$(606)	$6,873	$(1,253)	$(1,919,478)
Intangibles	(4,594)	(5,222)	—	—	(9,816)
Accrued maintenance liability	(3,456)	1,666	—	—	(1,790)
Obligations under capital leases and debt obligations	(3,806)	—	—	—	(3,806)
Investments	—	(7,996)	—	—	(7,996)
Deferred losses on sale of assets	—	24,178	—	—	24,178
Valuation allowance	(5,654)	(38,720)	(16,025)	(13,962)	(74,361)
Losses and credits forward	1,146,434	58,099	20,568	19,090	1,244,191
Other	(58,691)	(99)	(1,773)	(5,818)	(66,381)
Net deferred income tax (liabilities) assets	$(854,259)	$31,300	$9,643	$(1,943)	$(815,259)
15. Income taxes (Continued)

	As of December 31, 2018
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,612,534)	$254	$5,974	$(887)	$(1,607,193)
Intangibles	(7,011)	(6,108)	—	—	(13,119)
Accrued maintenance liability	(3,242)	4,509	—	—	1,267
Obligations under capital leases and debt obligations	(4,255)	—	—	—	(4,255)
Investments	—	(8,619)	—	—	(8,619)
Deferred losses on sale of assets	—	28,770	—	—	28,770
Valuation allowance	(3,296)	(57,145)	(15,938)	(15,919)	(92,298)
Losses and credits forward	996,676	62,351	28,770	23,018	1,110,815
Other	(77,973)	502	(1,760)	(2,454)	(81,685)
Net deferred income tax (liabilities) assets	$(711,635)	$24,514	$17,046	$3,758	$(666,317)

The net deferred income tax liabilities as of December 31, 2019 of $815.3 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $95.1 million and as deferred income tax liabilities of $910.3 million.
The net deferred income tax liabilities as of December 31, 2018 of $666.3 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $138.3 million and as deferred income tax liabilities of $804.6 million.
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019	2018
Valuation allowance at beginning of period	$92,298	$104,858
Decrease of allowance to income tax provision	(17,937)	(12,560)
Valuation allowance at end of period	$74,361	$92,298

As of December 31, 2019 and 2018, we had $30.1 million and $29.8 million, respectively, of unrecognized tax benefits. Substantially all of the unrecognized tax benefits as of December 31, 2019, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.
Our primary tax jurisdictions are Ireland, the United States and the Netherlands. Our tax returns are open for examination in Ireland from 2015 forward, in the United States from 2014 forward and in the Netherlands from 2014 forward.

15. Income taxes (Continued)
Ireland
Since 2006, the enacted Irish corporate income tax rate has been 12.5%. Some of our Irish tax-resident operating subsidiaries have significant loss carry forwards as of December 31, 2019 which give rise to deferred income tax assets. The availability of these loss carry forwards does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the majority of the value of our Irish tax assets and have not recognized a valuation allowance against such assets, with the exception of $5.7 million, as of December 31, 2019.
United States
Our U.S. subsidiaries are assessable to federal and state U.S. taxes. During 2019, we had two significant groups of U.S. companies that file consolidated returns. The blended federal and state tax rate applicable to our combined U.S. group was 21.0% for the year ended December 31, 2019. In late 2015, we started a restructuring of our activities in the United States and based on this restructuring we did not expect to generate sufficient sources of taxable income to realize a portion of our deferred income tax asset in the United States. As a result, we recognized a partial valuation allowance in 2015. In late 2019, we further restructured our U.S. tax groups reducing to one significant U.S. consolidated filing group and this, combined with other activities, has led to a revised forecast of sources of taxable income. Based on this revised forecast we have partially released the valuation allowance that was recognized as part of the 2015 restructuring. Additionally, certain tax attributes are subject to annual limitations as a result of changes in ownership in 2015 as defined under Internal Revenue Code Section 382. Our U.S. federal net operating losses generated for tax years beginning before December 31, 2017, expire between 2026 and 2039. Any U.S. federal net operating losses generated in tax years beginning after December 31, 2017 will have an unlimited carry forward period.
The Netherlands
The majority of our Dutch subsidiaries form one fiscal unity and are included in one consolidated tax filing. The current tax expense primarily arises due to the existence of interest bearing receivables. Deferred income tax is calculated using the Dutch corporate income tax rate, which will decrease from the current rate of 25.0% to 21.7% in 2021 and future years. In respect of the year ended December 31, 2019, tax losses in the Netherlands can generally be carried back one year and carried forward six years before expiry.